Derivatives - Non-designated Hedging Instrument Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (1)	$ (30)	$ (17)